Reportable segments	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure Of Entitys Reportable Segments Explanatory [Text Block]
Note 24   Reportable segments

24.1       Reportable segments

General information:

The amount of each item presented in each operating segment is equal to that reported to the maximum authority that makes decisions regarding the operation, in order to decide on the allocation of resources to the defined segments and to assess its performance.

These operating segments mentioned are consistent with the way the Company is managed and how results will be reported by the Company. These segments reflect separate operating results that are regularly reviewed by the person responsible for operational decisions in order to make decisions about the resources to be allocated to the segment and assess its performance (See Note 24.2).

The performance of each segment is measured based on net income and revenues. Sales between segments are conducted using terms and conditions at current market rates.

Factors used to identify segments on which a report should be presented:

The segments covered in the report are strategic business units that offer different products and services. These are managed separately because each business requires different technology and marketing strategies.

Description of the types of products and services from which each reportable segment obtains its income from ordinary activities

The operating segments, which obtain income from ordinary activities, generate expenses and whose operating results are reviewed on a regular basis by the maximum authority who makes decisions regarding operations, relate to the following groups of products:

1.	Specialty plant nutrients
2.	Iodine and its derivatives
3.	Lithium and its derivatives
4.	Industrial chemicals
5.	Potassium
6.	Other products and services

Description of income sources for all the other segments

Information regarding assets, liabilities, profits and expenses that cannot be assigned to the segments indicated above, due to the nature of production processes, is included under the "Unassigned amounts” category of the disclosed information.

Basis of accounting for transactions between reportable segments

Sales between segments are made under the same conditions as those made to third parties, and how they are presented in the income statement is constantly monitored.

Description of the nature of the differences between measurements of results of reportable segments and the result of the entity before the expense or income tax expense of incomes and discontinued operations.

The information reported in the segments is extracted from the Company’s consolidated financial statements and therefore there is no need to prepare reconciliations between the data mentioned above and those reported in the respective segments, according to what is stated in paragraph 28 of IFRS 8, "Operating Segments".

For the process of cost allocation in inventory valuation, we identify the direct costs (can be assigned directly to a product) and the common costs (belong to processes of co-production, for example costs of common leaching for the production of iodine and nitrates). The direct costs are directly associated with the product and the common costs are allocated using percentages of sales, prices and inventory rotation.

The allocation of other common costs that are not included in the inventory valuation process, but go straight to the cost of sales, use similar criteria: the costs associated with a product or sales in particular are assigned to that particular product or sales, and the common costs associated with different products or business lines are allocated according to the sales.

Description of the nature of the differences between measurements of assets of reportable segments and the Company´s assets

Assets are not shown classified by segments, as this information is not readily available, Some of these assets are not separable by the type of activity by which they are affected since this information is not used by management in decision-making with respect to resources to be allocated to each defined segment, All assets are disclosed in the "unallocated amounts" category.

Description of the nature of the differences between measurements of liabilities of reportable segments and the Company’s liabilities

Liabilities are not shown classified by segments, as this information is not readily available, Some of these liabilities are not separable by the type of activity by which they are affected, since this information is not used by management in decision-making regarding resources to be allocated to each defined segment. All liabilities are disclosed in the "unallocated amounts" category.

24.2       Reportable segment disclosures:

12/31/2017
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Elimination of inter-segments amounts	Unallocated amounts	Total 12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	-	2,157,323
Revenues from transactions with other operating segments of the same entity	392,693	287,469	551,382	157,158	269,298	201,250	1,859,250	1,859,250	(1,859,250)	-	-

Revenues from external customers and transactions with other operating segments of the same entity	1,089,944	539,592	1,195,955	292,736	648,624	249,722	4,016,573	4,016,573	(1,859,250)	-	2,157,323

Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	5,686	(106,857)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	83,689	(133,813)	(50,124)
Depreciation and amortization expense	(91,201)	(35,711)	(34,138)	(14,867)	(54,779)	(7,730)	(238,426)	(238,426)	-	(89)	(238,515)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	27	14,425	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(1,072)	(165,101)	(166,173)
Other items other than significant cash	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(802,288)	634,377	594,590
Income (loss) before taxes
	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(803,360)	469,276	428,417
Net income (loss) from continuing operations
Net income (loss) from discontinued operations	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(803,360)	469,276	428,417
Net income (loss)
	-	-	-	-	-	-	-	-	(5,880,934)	10,177,170	4,296,236
Assets	-	-	-	-	-	-	-	-	(3,376,995)	3,503,420	126,425
Equity-accounted investees	-	-	-	-	-	-	-	-	-	117,159	117,159
Increase of non-current assets	-	-	-	-	-	-	-	-		-	-
Liabilities	-	-	-	-	-	-	-	-	(2,286,817)	4,335,585	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	-	(14,316)	(31,889)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-	-

12/31/2016
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Elimination of inter-segments amounts	Total 12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322	1,939,322	-	-	1,939,322
Revenues from transactions with other operating segments of the same entity	91,087	301,917	372,838	356,334	333,823	198,836	1,654,835	1,654,835	-	(1,654,835)	-

Revenues from external customers and transactions with other operating segments of the same entity	714,940	533,061	887,465	460,471	737,146	261,074	3,594,157	3,594,157	-	(1,654,835)	1,939,322

Costs of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	(1,328,285)	(1,328,285)	-	-	(1,328,285)
Administrative expenses	-	-	-	-	-	-	-	-	(94,647)	6,211	(88,436)
Interest expense	-	-	-	-	-	-	-	-	(149,051)	91,553	(57,498)
Depreciation and amortization expense	(89,864)	(35,958)	(33,010)	(12,666)	(67,571)	(10,612)	(249,681)	(249,681)	(111)	-	(249,792)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	13,047	-	13,047
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(132,965)	-	(132,965)
Other items other than significant cash	-	-	-	-	-	-	-	-	-	-	-
Income (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	317,894	(514,042)	414,889

Net income (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	184,929	(514,042)	281,924
Net income (loss) from discontinued operations
Net income (loss)	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	184,929	(514,042)	281,924

Assets	-	-	-	-	-	-	-	-	10,605,056	(6,387,076)	4,217,980
Equity-accounted investees	-	-	-	-	-	-	-	-	2,783,001	(2,669,861)	133,140
Increase of non-current assets	-	-	-	-	-	-	-	-	(107,268)		(107,268)
Liabilities	-	-	-	-	-	-	-	-	5,321,161	(3,410,453)	1,910,708
Impairment loss recognized in profit or loss	-	-	(251)	-	-	(698)	(949)	(949)	(39,595)	-	(40,544)
Reversal of impairment losses recognized in profit or loss for the period	133	325		233	2,216	-	2,907	2,907	-	-	2,907

12/31/2015
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Elimination of inter-segments amounts	Total 12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	652,278	262,570	223,021	97,551	430,642	62,270	1,728,332	1,728,332	-	-	1,728,332
Revenues from transactions with other operating segments of the same entity	137,944	389,172	139,575	347,168	407,903	289,157	1,710,919	1,710,919	-	(1,710,919)	-

Revenues from external customers and transactions with other operating segments of the same entity	790,222	651,742	362,596	444,719	838,545	351,427	3,439,251	3,439,251	-	(1,710,919)	1,728,332

Costs of sales	(461,028)	(184,551)	(109,389)	(71,252)	(303,645)	(55,718)	(1,185,583)	(1,185,583)	-	-	(1,185,583)
Administrative expenses	-	-	-	-	-	-	-	-	(95,176)	8,346	(86,830)
Interest expense	-	-	-	-	-	-	-	-	(197,815)	127,962	(69,853)
Depreciation and amortization expense	(105,545)	(42,249)	(25,044)	(16,312)	(69,513)	(12,758)	(271,421)	(271,421)	(316)	-	(271,737)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	10,326	-	10,326
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(83,766)	-	(83,766)
Other items other tan significant cash	-	-	-	-	-	-	-	-	-	-	-
Income (loss) before taxes	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	131,291	(365,755)	308,286

Net income (loss) from continuing operations	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	47,525	(365,755)	224,520
Net income (loss) from discontinued operations
Net income (loss)	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	47,525	(365,755)	224,520

Assets	-	-	-	-	-	-	-	-	10,508,312	(5,864,550)	4,643,762
Equity-accounted investees	-	-	-	-	-	-	-	-	3,042,011	(2,962,709)	79,302
Increase of non-current assets	-	-	-	-	-	-	-	-	(203,806)		(203,806)
Liabilities	-	-	-	-	-	-	-	-	4,829,968	(2,586,562)	2,243,406
Impairment loss recognized in profit or loss	-	(200)	(317)	(3)	(3,049)	(373)	(3,942)	(3,942)	(39,801)	-	(43,743)

24.3	Statement of comprehensive income classified by reportable segments based on groups of products

12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	-	2,157,323
Cost of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	-	(1,394,822)

Gross profit	141,895	52,315	455,331	43,825	65,636	3,499	-	762,501

Other incomes by function	-	-	-	-	-	-	17,827	17,827
Administrative expenses	-	-	-	-	-	-	(101,171)	(101,171)
Other expenses by function	-	-	-	-	-	-	(61,638)	(61,638)
Other gains (losses)	-	-	-	-	-	-	543	543
Financial income	-	-	-	-	-	-	13,499	13,499
Financial costs	-	-	-	-	-	-	(50,124)	(50,124)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	14,452	14,452
Exchange differences	-	-	-	-	-	-	(1,299)	(1,299)
Profit (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	(167,911)	594,590
Income tax expense	-	-	-	-	-	-	(166,173)	(166,173)
Profit (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	427,697
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	720
Profit (loss)	-	-	-	-	-	-	-	428,417

	12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)		(1,328,285)

Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037

Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(89,731)	(89,731)
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(196,148)	414,889
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Profit (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	278,290
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	3,634
Profit (loss)	-	-	-	-	-	-	-	281,924

	12/31/2015
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	652,278	262,570	223,021	97,551	430,642	62,270	-	1,728,332
Cost of sales	(461,028)	(184,551)	(109,389)	(71,252)	(303,645)	(55,718)	-	(1,185,583)

Gross profit	191,250	78,019	113,632	26,299	126,997	6,552	-	542,749

Other incomes by function	-	-	-	-	-	-	15,343	15,343
Administrative expenses	-	-	-	-	-	-	(86,830)	(86,830)
Other expenses by function	-	-	-	-	-	-	(106,415)	(106,415)
Other gains (losses)	-	-	-	-	-	-	3,760	3,760
Financial income	-	-	-	-	-	-	11,570	11,570
Financial costs	-	-	-	-	-	-	(69,853)	(69,853)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	10,326	10,326
Exchange differences	-	-	-	-	-	-	(12,364)	(12,364)
Profit (loss) before taxes	191,250	78,019	113,632	26,299	126,997	6,552	(234,463)	308,286
Income tax expense	-	-	-	-	-	-	(83,766)	(83,766)
Profit (loss) from continuing operations	191,250	78,019	113,632	26,299	126,997	6,552	(318,229)	224,520
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	191,250	78,019	113,632	26,299	126,997	6,552	(318,229)	224,520
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	220,356
Profit (loss) attributable to the non-controlling interests	-	-	-	-	-	-	-	4,164
Profit (loss)	-	-	-	-	-	-	-	224,520

24.4	Revenue from transactions with other Company’s operating segments

12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323

12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322

12/31/2015
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Total segments and Corporate unit ThUS$

Revenue	652,278	262,570	223,021	97,551	430,642	62,270	1,728,332

24.5	Disclosures on geographical areas

As indicated in paragraph 33 of IFRS 8, the entity discloses geographical information on its revenue from operating activities with external customers and from non-current assets that are not financial instruments, deferred income tax assets, assets related to post-employment benefits or rights derived from insurance contracts.

24.6	Disclosures on main customers

With respect to the degree of dependency of the Company on its customers, in accordance with paragraph N° 34 of IFRS N° 8, the Company has no external customers who individually represent 10% or more of its revenue, Credit risk concentrations with respect to trade and other accounts receivable are limited due to the significant number of entities in the Company’s portfolio and its worldwide distribution, The Company’s policy requires guarantees (such as letters of credit, guarantee clauses and others) and/or to maintain insurance policies for certain accounts as deemed necessary by the Company's Management.

24.7	Segments by geographical areas as of December 31, 2017, 2016 and 2015

	12/31/2017
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	140,764	228,759	553,396	441,377	793,027	2,157,323
Investment accounted for under the equity method	(5,513)	26,860	33,318	15,193	56,567	126,425
Intangible assets other than goodwill	105,313	-	453	182	-	105,948
Goodwill	23,731	6,290	11,374	724	2,058	44,177
Property, plant and equipment, net	1,430,569	313	3,857	2,469	1,574	1,438,782
Investment property	-	-	-	-	-	-
Other non-current assets	19,234	28	-	-	-	19,262
Non-current assets that are not financial instruments	1,573,334	33,491	49,002	18,568	60,199	1,734,594

	12/31/2016
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	162,477	240,607	411,807	416,380	708,051	1,939,323
Investment accounted for under the equity method	-	5,000	25,009	13,456	69,675	113,140
Intangible assets other than goodwill	109,227	-	-	211	1	109,439
Goodwill	23,731	86	11,373	724	2,058	37,972
Property, plant and equipment, net	1,526,992	234	3,521	2,536	1,483	1,534,766
Investment property	-	-	-	-	-	-
Other non-current assets	24,551	139	-	-	-	24,690
Non-current assets that are not financial instruments	1,684,501	5,459	39,903	16,927	73,217	1,820,007

	12/31/2015
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	188,592	258,262	351,353	439,645	490,480	1,728,332
Investment accounted for under the equity method	1,535	-	23,410	12,913	41,444	79,302
Intangible assets other than goodwill	110,199	-	-	228	1	110,428
Goodwill	26,929	86	11,373	-	-	38,388
Property, plant and equipment, net	1,677,194	260	2,183	2,486	1,453	1,683,576
Investment property	-	-	-	-	-	-
Other non-current assets	33,384	116	-	26	-	33,526
Non-current assets that are not financial instruments	1,849,241	462	36,966	15,653	42,898	1,945,220

24.8	Property, plant and equipment classified by geographical areas

The company's main production facilities are located near their mines and extraction facilities in northern Chile, The following table presents the main production facilities as of December 31, 2017 and December 31, 2016:

	Location		Products
-	Pedro de Valdivia	:	Production of iodine and nitrate salts
-	María Elena	:	Production of iodine and nitrate salts
-	Coya Sur	:	Production of nitrate salts
-	Nueva Victoria	:	Production of iodine and nitrate salts
-	Salar de Atacama	:	Potassium chloride, lithium chloride, boric acid and potassium sulfate
-	Salar del Carmen	:	Production of lithium carbonate and lithium hydroxide
-	Tocopilla	:	Port facilities